Intangible Assets - Narrative (Details) - Licenses $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) asset
Intangible Assets
Number of assets written off in the period | asset	1
Gross carrying amount [member]
Intangible Assets
Write-off amount	$ 80
Deconsolidation of subsidiary	$ (225)